LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share
Net loss per year as reported in the statements of comprehensive loss	$ 29,093	$ 13,362	$ 7,180
Weighted average of ordinary shares outstanding during the period	17,660	11,448	7,791
Basic and diluted loss per share	$ (1.65)	$ (1.17)	$ (0.92)